Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2025
Related Party Balances and Transactions [Abstract]
Related party balances and transactions

Note 13 — Related party balances and transactions

The Company borrowed from Shanghai Junei Internet Co. (which is under common control of Jie Zhao) for cash flow purpose. The Company bears no interest rate in 2024 and 2025. The balance is unsecured.

			December 31,	December 31,	December 31,	December 31,
Name of Related Parties	Relationship	Nature	2023	2024	2025	2025
			RMB	RMB	RMB	USD
Shanghai Junei Internet Co.	Under common control of Jie Zhao	Loan	35,991,345	22,604,882	22,604,882	3,216,037
Total:			35,991,345	22,604,882	22,604,882	3,216,037
Related party loan – current			-	-	-	-
Related party loan – non-current			35,991,345	22,604,882	22,604,882	3,216,037

The maturities schedule is as follows:

Twelve months ending December 31,	RMB	USD
2026	-	-
2027	22,604,882	3,216,037
Total	22,604,882	3,216,037